Commissions Income (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Commissions Income

Description	12/31/2018	12/31/2017
Performance obligations satisfied at a point in time
Commissions related to obligations	10,018,834	9,920,433
Commissions related to loans and other financing	4,048,377	4,657,322
Commissions related to loans commitments and financial guarantees	409
Commissions related to securities	104,209	103,393
Commissions related to trading and foreign exchange transactions	270,743	183,664
Performance obligations satisfied over certain time period
Commissions related to obligations	5,487	27,195
Commissions related to loans and other financing	5,723	24,480
Commissions related to loans commitments and financial guarantees	966	5,191
Commissions related to trading and foreign exchange transactions	20,017	66,201

	14,474,765	14,987,879